Schedule of Components of Income Tax Expense (Recovery) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Current tax
Current tax	$ 96	$ 208	$ 229	$ 348
Deferred tax
Deferred tax	20	66	88	518
Income tax expense	$ 116	$ 274	$ 317	$ 866